Income tax expenses/(credit) (Details)	12 Months Ended
Dec. 31, 2023
Income Tax Expenses/(Credit) [Line Items]
Foreign invesment	25.00%
Minimum [Member]
Income Tax Expenses/(Credit) [Line Items]
Income tax rate	0.00%
Maximum [Member]
Income Tax Expenses/(Credit) [Line Items]
Income tax rate	12.50%